FAIR VALUE (Details 3) (USD $)						12 Months Ended
	Jul. 31, 2013	Dec. 26, 2012	Oct. 31, 2012	Jul. 21, 2012	Oct. 31, 2011	Oct. 31, 2012 Hanover Pipe Notes [Member]	Oct. 31, 2012 Asher Note [Member]	Oct. 31, 2012 Magna Exchange Note [Member]	Oct. 31, 2012 Patton Notes [Member]	Oct. 31, 2012 May Notes [Member]
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of notes	$ 76,491	$ 100,000	$ 158,824	$ 250,000		$ 265,000	$ 103,500	$ 400,075	$ 175,000	$ 687,000
Issuance of C/S warrants									(36,134)	(291,400)
Conversions to common stock								(100,000)
Changes in fair value						97,791	47,187	33,011	69,798	192,713
Common Stock Warrant Liability	$ 736,059		$ 434,136		$ 6,391,071	$ 362,791	$ 150,687	$ 333,086	$ 208,664	$ 588,313